Goodwill, Software and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Goodwill by Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216
Goodwill acquired during year	122,522	34,811	29,333	—	186,666
Impairment losses	—	—	—	—	—
Foreign currency translation adjustments	42,278	11,559	21,917	—	75,754
Other	—	—	—	—	—

Balance at March 31, 2014	¥369,679	¥492,099	¥222,287	¥2,571	¥1,086,636

	2015
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2014	¥369,679	¥492,099	¥222,287	¥2,571	¥1,086,636
Goodwill acquired during year	37,799	—	2,870	—	40,669
Impairment losses	(3,464)	—	—	—	(3,464)
Foreign currency translation adjustments	44,312	5,918	19,118	—	69,348
Other	(6,226)	(802)	—	—	(7,028)

Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161

Schedule of Major Components of Software and Other Intangible Assets

The following table presents the major components of software and other intangible assets as of March 31, 2014 and 2015.

	2014	2015
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,954,842	¥6,129,753
Rights to use utility facilities	336,510	337,496
Other	447,812	489,844
Accumulated amortization	(5,099,133)	(5,390,151)

Total amortizable intangible assets	1,640,031	1,566,942

Non-amortizable intangible assets:
Trademarks and trade names	54,283	55,859
Rights to acquire the building	16,792	16,792
Other	—	21,915

Total non-amortizable intangible assets	71,075	94,566

Total	¥1,711,106	¥1,661,508

Estimated Aggregate Amortization Expenses for Intangible Assets During Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2016	¥407,510
2017	334,830
2018	260,752
2019	189,563
2020	124,508